Note 20 - Auditors' Remuneration	12 Months Ended
Jun. 30, 2026
Statement Line Items [Line Items]
Disclosure of auditors' remuneration [text block]

20. AUDITORS REMUNERATION

	Years Ended June 30,
	2026	2025	2024

- Audit and review of financial statements (1)	271,000	248,000	248,200
- Other audit services (2)	-	72,000	95,500

	271,000	320,000	343,700

1.	Audit and review of financial statements consist of fees billed for assurance and related services that generally only the statutory auditor could reasonably provide to a client.
2.

Included in the balance are amounts related to additional regulatory filings during the 2025 and 2024 financial year. All services provided are considered audit services for the purpose of SEC classification.

PricewaterhouseCoopers was appointed as the Group’s principal independent registered public accounting firm on November 30, 2006. Australian law does not require the Group’s Auditors to be appointed at the Group’s annual general meeting of shareholders. There is an annual engagement letter which is signed, subject to the Group’s audit committee approval, with PricewaterhouseCoopers for audit and review work. No non-audit services were provided by PricewaterhouseCoopers during the 2026, 2025 and 2024 financial years.